FINANCE LEASE PAYABLES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCE LEASE PAYABLES
Minimum lease payments	¥ 7,217,286	¥ 6,098,467
Future finance charges	(524,984)	(490,897)
Total net finance lease payables	6,692,302	5,607,570
Portion classified as current liabilities	(2,008,716)	(2,115,644)
Long-term finance lease payables	¥ 4,683,586	3,491,926
Minimum
FINANCE LEASE PAYABLES
Lease term	1 year
Maximum
FINANCE LEASE PAYABLES
Lease term	6 years
Within 1 year
FINANCE LEASE PAYABLES
Minimum lease payments	¥ 2,253,720	2,371,917
Total net finance lease payables	2,008,716	2,115,644
Between 1 and 2 years
FINANCE LEASE PAYABLES
Minimum lease payments	2,068,315	1,762,618
Total net finance lease payables	1,891,406	1,606,571
In the third to fifth years, inclusive
FINANCE LEASE PAYABLES
Minimum lease payments	2,895,251	1,890,329
Total net finance lease payables	¥ 2,792,180	1,817,506
After 5 years
FINANCE LEASE PAYABLES
Minimum lease payments		73,603
Total net finance lease payables		¥ 67,849